FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 54,547	$ 54,547		$ 44,558
Financial liabilities	244,792	244,792		227,064
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,452	2,452		2,232
Financial liabilities	2,566	2,566		2,714
Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,452	2,452	$ 2,410	2,232
Financial liabilities	2,566	2,566	$ 2,738	$ 2,714
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	54	158
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	50	99
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	9	(3)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(44)	33
Additions, net of disposals	(21)	65
Additions, net of disposals	$ (178)	$ (280)